Annual Total Returns[BarChart] - NVIT Core Plus Bond Fund - Class I Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	6.52%	7.60%	(1.65%)	5.31%	(0.19%)	3.84%	4.08%	(1.05%)	10.08%	9.41%